Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	Jun. 30, 2026
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	20 years
Commercial Property [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	20 years
Bakery production equipment [Member] | Minimum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Bakery production equipment [Member] | Maximum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	8 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Automobiles [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Leasehold improvement [Member]
Schedule of Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]